Share-based Payments (Details) - Schedule of reporting period the following performance rights were granted - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payments (Details) - Schedule of reporting period the following performance rights were granted [Line Items]
No of Rights (in Shares)	10,050,000
6 Nov 2020 Two [Member]
Share-based Payments (Details) - Schedule of reporting period the following performance rights were granted [Line Items]
No of Rights (in Shares)	50,000
Expiry Date	Nov. 06, 2026
Fair Value per Right at Grant Date	$ 0.85
Vesting		6 Nov 2021
11 Dec 2020 [Member]
Share-based Payments (Details) - Schedule of reporting period the following performance rights were granted [Line Items]
No of Rights (in Shares)	10,000,000
Expiry Date	Dec. 16, 2025
Vesting		Performance based with 5 milestones
Minimum [Member] | 11 Dec 2020 [Member]
Share-based Payments (Details) - Schedule of reporting period the following performance rights were granted [Line Items]
Fair Value per Right at Grant Date	$ 0.68
Maximum [Member] | 11 Dec 2020 [Member]
Share-based Payments (Details) - Schedule of reporting period the following performance rights were granted [Line Items]
Fair Value per Right at Grant Date	$ 0.93